Bank Loans	6 Months Ended
Mar. 31, 2025
Bank Loans [Abstract]
BANK LOANS

Note 9 — BANK LOANS

Short-term bank loans

Short-term bank loans represent amounts due to various banks maturing within one year. The principal of the borrowings is due at maturity. Accrued interest is due either monthly or quarterly. Short-term borrowings consisted of the following:

	March 31, 2025	September 30, 2024
Zhejiang Wenzhou Longwan Rural Commercial Bank (“Longwan RCB”) (1)	$294,900	$-
Total	$294,900	$-

(1)	On March 25, 2025, the Company entered into a loan agreement with Longwan RCB to obtain a short-term working capital loan of $294,900 (RMB2,140,000) for a term from March 25, 2025 to September 8, 2025 at a fixed annual interest rate of 8.1%. WFOE provided guarantee for the repayment of the loan. The Company’s CEO and his family members also provided personal guaranty for the repayment of the loan.

Long-term bank loans

Long-term bank loans consisted of the following:

	March 31, 2025	September 30, 2024
Longwan RCB (1)	$1,083,137	$1,424,989
Longwan RCB (2)	675,238	698,244
Wenzhou Minshang Bank (3)	1,102,430	1,211,240
Total	$2,860,805	$3,334,473
Less: Long-term bank loans - current portion	(1,896,179)	(1,567,487)
Long-term bank loans - non-current portion	$964,626	$1,766,986

(1)

On April 19, 2022, the Company entered into a loan agreement with Longwan RCB to obtain a loan of $358,290 (RMB2,600,000) for a term from April 19, 2022 to March 28, 2025 at a fixed annual interest rate of 8.1%. WFOE guaranteed for the repayment of the loan. The Company’s CEO and his family members also provided personal guaranty for the repayment of the loan. The CEO’s wife pledged personal property as collateral to secure the loan. The Company has repaid $63,390 (RMB460,000) of principal as of September 30, 2024. The remaining balance was fully repaid upon maturity on March 27, 2025.

On September 14, 2022, the Company entered into two loan agreements with Longwan RCB to obtain in aggregated of $826,822 (RMB6,000,000) from September 14, 2022 to September 8, 2025 at a fixed annual interest rate of 5.45%. WFOE guaranteed for the repayment of the loans. The Company’s CEO also provided personal guaranty for the repayment of the loans. The CEO with his wife pledged personal properties as collateral to secure the loans and provided personal guaranty for the repayment of the loans.

On September 15, 2022, the Company entered into two loan agreements with Longwan RCB to obtain in aggregated of $256,315 (RMB1,860,000) from September 15, 2022 to September 12, 2025 at a fixed annual interest rate of 8.1%. WFOE guaranteed for the repayment of the loans. The Company’s CEO and his family members also provided personal guaranty for the repayment of the loans. The Company’s CEO and his wife pledged their personal properties as collateral to secure the loans.

(2)	On January 16, 2023, the Company entered into a loan agreement with Longwan RCB to obtain a loan of $675,238 (or RMB4,900,000) for a term from January 17, 2023 to January 16, 2026 at a fixed rate of 4.56% per annum. WFOE and the Company’s CEO guaranteed for the repayment of the loan. The CEO’s wife pledged personal property as collateral to secure the loan.

(3)	On February 15, 2023, the Company entered into a loan agreement with Wenzhou Minshang Bank to obtain a loan of $1,171,332 (or RMB8,500,000) for a term from February 15, 2023 to February 15, 2028 at a fixed annual interest rate of 7.5%. The Company’s CEO and his wife provided personal guaranty for the repayment of the loan. The CEO’s wife pledged personal property as collateral to secure the loan. The Company has repaid $68,902 (or RMB500,000) as of March 31, 2025.

For the six months ended March 31, 2025 and 2024, the weighted average interest rate for the bank loans was approximately 6.5% and 6.5%, respectively. Interest expenses for the above-mentioned loans amount to $105,443 and $106,068 for the six months ended March 31, 2025 and 2024, respectively.

The repayment schedule for the bank loans are as follows:

Twelve months ending March 31,	Repayment
2026	$2,191,079
2027	137,804
2028	826,822
Total	$3,155,705